Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Changes in Non Cash Working Capital
a)  Changes in
non-cash
working capital

	Six months ended June 30,

	2022	2021

Trade and other receivables decrease (increase)	$2,567,218	$(721,406)

Long-term receivables decrease	37,442	806,434

Prepaid expenses and other assets (increase)	(106,582)	(926,225)

Trade payables and accrued liabilities increase (decrease)	2,419,693	(2,231,429)

Deferred revenue increase	1,962,559	1,425,521

Increase (decrease) in working capital	$6,880,330	$(1,647,105)

a) Changes in non-cash working capital

	2021	2020	2019

Trade and other receivables ( increase )	$ (3,342,737)	$ (2,006,780)	$ (169,896)

Long-term receivables decrease (increase)	1,682,646	(924,625)	(3,662,207)

Prepaid expenses and other assets decrease ( increase )	(591,737)	(1,119,123)	150,991

Trade payables and accrued liabilities (decrease) increase	(782,561)	2,513,477	1,102,361

Deferred revenue increase	1,045,868	632,839	447,511

Decrease in working capital	$ (1,988,521)	$ (904,212)	$ (2,131,240)

Summary of Non Cash Investing and Financing Activities
c)
Non-cash
investing and financing activities

	Six months ended June 30,

	2022	2021
Non-cash accretion of interest included in finance costs 1	$1,274,689	$1,572,967

Addition of right-of-use assets 2	6,874,258	—

Addition to lease liabilities 2	6,758,036	—

Non-cash broker warrants compensation	—	372,947

1	Associated mainly with convertible debentures.

2	Associated mainly with Calgary lease described in Note 6 and one other new lease in the six months ended June 30, 2022.

c) Non-cash investing and financing activities

For the years ended December 31,		2021	2020	2019

Value of shares issued in business combination		$–	$8,186,620	$13,320,000

Value of shares issued on conversion of 2021 Debentures	14(b)	$14,436,728	$–	$–

Value of share issued on conversion of 2019 Debentures		$–	$50,000	$–

Value of shares issued on AirFusion asset acquisition		$–	$820,000	$–

Settlement of liabilities through issuance of common shares or RSUs		$–	$143,002	$84,252

Non-cash accretion of interest included in finance cost		$3,015,294	$2,145,706	$909,158

Non-cash broker warrants compensation	19 (b)	$294,894	$–	$–

Non-cash underwriter warrants compensation	1 9 (b)	$162,947	$–	$–

Non-cash warrants consideration associated with credit facility		$195,066	$–	$–

Shares issued to extinguish the loan from Flow Capital		$–	$–	$606,495

Addition to right-of-use assets		$–	$599,861	$468,703

Addition to lease liabilities		$–	$599,861	$586,000

Summary of Changes in liabilities arising from financing activities
b)  Changes in liabilities arising from financing activities

	Six months ended June 30,

	2022	2021

Balance of loans, borrowings and PPP loans, beginning of period	$13,215,601	$14,102,718

New advances	24,600,213	6,260,673

Repayments of principal	(8,224,068)	(7,009,073)

Repayments of interest	(1,055,673)	(377,648)

Liability related items

Forgiveness of PPP Loans 1	—	(175,790)

Finance fees paid	(300,707)	—

Non-cash related items

Accretion of interest and debt issuance costs	836,182	460,411

Loss on debt modification	161,698	—

Benefit from below market interest rate	—	(117,482)

Foreign exchange and other	752,561	(9,354)

Balance of loans, borrowings and PPP loans, end of period	$29,985,807	$13,134,455

1	Paycheck Protection Plan (“PPP”) loans as described in the 2021 Annual Financial Statements.

	2021	2020	2019

Balance of loans, borrowings and PPP loans, beginning of year	$ 14,102,718	$ 13,973,055	$ 78,285

New advances	10,664,916	8,726,766	16,539,700

Repayments of principal	(9,781,554)	(9,011,638)	(6,787,528)

Repayments of interest	(757,950)	(642,809)	(500,413)

Liability assumed	–	–	2,904,355

Liability related items

Assumption of loans in business combination	–	371,609	1,339,546

Forgiveness of PPP Loans	(1,835,237)	(124,507)	–

Finance fees paid	(191,310)	–

Non-cash related items

Accretion of interest and debt issuance costs	869,567	959,058	445,762

Loss on debt modification	138,908	–	–

Foreign exchange and other	5,543	(148,816)	(46,652)

Balance of loans, borrowings and PPP loans, end of year	$ 13,215,601	$ 14,102,718	$ 13,973,055